AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 10, 2004

INVESTMENT COMPANY ACT FILE NO. 811-[ ]
U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-2
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	X
AMENDMENT NO. __	__

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THE ENDOWMENT MASTER FUND, L.P.
(Exact name of Registrant as specified in charter)

4265 San Felipe
9th Floor
Houston, Texas 77027
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (713) 993-4698

A. Haag Sherman
The Endowment Master Fund, L.P.
4265 San Felipe
9th Floor
Houston, Texas 77027

(Name and address of agent for service)

PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

Keith T. Robinson
Dechert LLP
1775 I Street, NW
Washington, DC 20006

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EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. However, securities issued by the Registrant have not been and are not being registered under the Securities Act of 1933, as amended ("Securities Act"). The Registrant intends that such securities will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act and the regulations thereunder. Investments in the Registrant's securities may be made only by U.S. and foreign investment companies or other investment vehicles that are "accredited investors" within the meaning of Regulation D under the Securities Act or that the Registrant determines are eligible to invest in accordance with Regulation D under the Securities Act. The Registrant may decline to accept any investment in its discretion. This Registration Statement does not by itself constitute an offer to sell, or the solicitation of an offer to buy, any securities of or other interest in the Registrant.

THE ENDOWMENT MASTER FUND, L.P.

CROSS REFERENCE SHEET

PARTS A AND B
ITEM NUMBER	CAPTION	LOCATION IN PROSPECTUS

1.	Outside Front Cover	Outside Front Cover
2.	Inside Front and Outside Back Cover Page	Inside Front and Outside Back Cover Page
3.	Fee Table and Synopsis	Fee Table and Synopsis
4.	Financial Highlights	Financial Highlights
5.	Plan of Distribution	Plan of Distribution
6.	Selling Shareholders	Selling Shareholders
7.	Use of Proceeds	Use of Proceeds
8.	General Description of the Registrant	General Description of the Registrant
9.	Management	Management
10.	Capital Stock, Long-Term Debt, and Other Securities	Capital Stock, Long-Term Debt, and Other Securities
11.	Defaults and Arrears on Senior Securities	Defaults and Arrears on Senior Securities
12.	Legal Proceedings	Legal Proceedings
13.	Table of Contents of the Statement of Additional Information ("SAI")	Table of Contents of the Statement of Additional Information ("SAI")
14.	Cover Page of SAI	Cover Page of SAI
15.	Table of Contents of SAI	Table of Contents of SAI
16.	General Information and History	General Information and History
17.	Investment Objective and Policies	Investment Objective and Policies
18.	Management	Management
19.	Investment Advisory and Other Services	Investment Advisory and Other Services
21.	Brokerage Allocation and Other Practices	Brokerage Allocation and Other Practices
22.	Tax Status	Tax Status
23.	Financial Statements	Financial Statements

PART C

The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

PART A

Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference to the Registration Statement on Form N-2 of The Endowment Registered Fund, L.P. (the "Feeder Fund"), as filed with the Securities and Exchange Commission (the "SEC") on February 23, 2004 (the "Feeder Fund's Registration Statement on Form N-2").

ITEM 3.    FEE TABLE.

This table describes the fees and expenses that you will pay if you buy and hold Interests in The Endowment Master Fund, L.P. (the "Master Fund"). As the expenses set forth below have not been in effect for a full year, the "Other Expenses" described below are estimates.

Annual Expenses (as a percentage of net assets of the Master Fund):
Management Fee	1.00%
Other Expenses (1)	0.17%
Total Annual Expenses	1.17%

______________
(1)     "Other Expenses" are estimated based on Master Fund net assets of $300 million (as of February 1, 2004, the Master Fund had approximately $146 million in net assets) and anticipated expenses for the first year of the Master Fund's operations as an investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"), and consists of expenses including, without limitation, administrative fees and expenses, directors' fees and directors' and officers' insurance. Certain administrative and other expenses applicable to feeder funds that invest in the Master Fund, including those of the Feeder Fund, are applied at the feeder fund level rather than at the Master Fund level.
Example
You would pay the following expenses on a $1,000 investment in the Master Fund, assuming a 5% annual return:	1 Year $12	3 Years $38	5 Years $68	10 Years $155

The purpose of the above table is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. For a more complete description of the various fees and expenses of the Master Fund, see the sections entitled "Summary of Fund Expenses" and "Fund Expenses" in the Feeder Fund's private placement memorandum ("Memorandum") included in the Feeder Fund's Registration Statement on Form N-2. The Example is based on the expenses set forth in the table above and should not be considered a representation of the Master Fund's future expenses. Actual expenses of the Master Fund may be higher or lower than those shown. Moreover, the annual return may be greater or less than the hypothetical 5% return in the table above; if the annual return were greater, the amount of fees and expenses would increase.

ITEM 8.     GENERAL DESCRIPTION OF THE REGISTRANT.

The Master Fund is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Master Fund was established as an exempt limited partnership under the laws of the Cayman Islands, under the name "The Endowment Fund, L.P." On March 7, 2003, the Master Fund converted to a limited partnership under the laws of the State of Delaware and on March 24, 2003, changed its name to "The Endowment Master Fund, L.P." On February 23, 2004, the Master Fund adopted its Second Amended and Restated Limited Partnership Agreement.

Interests in the Master Fund are being issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the "Securities Act"). Investments in the Master Fund generally may be made only by U.S. and foreign investment companies or other investment vehicles that persons who are both "accredited investors," as defined in Regulation D under the Securities Act, and "qualified clients," as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Registrant may decline to accept any investment in its discretion. This Registration Statement by itself does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the Securities Act.

Information on the Master Fund's investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled "Investment Objective and Strategies," "Additional Investment Policies," "General Risks," "Special Risks of the Fund of Funds Structure" and "Investment Related Risks" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 9.     MANAGEMENT

A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled "Management of the Fund," "Administration" and "Custodian" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2. The following list identifies the specific sections of the Feeder Fund's Memorandum under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

ITEM 9.1(a)     "Management of the Fund - The Board of Directors"

ITEM 9.1 (b)     "Management of the Fund - The Adviser"

ITEM 9.1 (c)     "Management of the Fund - Directors, Officers and Portfolio Management"

ITEM 9.1(d)     "Administration"

ITEM 9.1 (e)     "Custodian"

ITEM 9.1 (f)     The Master Fund will bear all of the expenses of its own operations, including, but not limited to, the advisory fee for the Master Fund payable to Endowment Advisers, L.P. (the "Adviser"), the Master Fund's investment adviser, administration fees to Citco Fund Services, Ltd., the Master Fund's administrator, and accounting, brokerage, custody, transfer, registration, interest, legal, accounting, audit, tax preparation, investment banking, research, indemnification, tax and other operational expenses, finder's fees, broker-dealer expenses and extraordinary expenses.

ITEM 9.1 (g)     Information on the brokerage commissions of the Master Fund is incorporated by reference from the section entitled "Portfolio Transactions" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 9.2.     NON-RESIDENT MANAGERS

                       Not applicable.

ITEM 9.3     CONTROL PERSONS

See response to Item 19 below. To the extent that any investor is the beneficial owner of more than 25% of the outstanding limited partnership interests (by value) of the Master Fund, such investor may be deemed to be a "control person" of the Master Fund for purposes of the 1940 Act.

ITEM 10.     CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

ITEM 10.1.     CAPITAL STOCK

The Master Fund is organized as a limited partnership under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes. An investor in the Master Fund (a "Partner") will be a limited partner in the Master Fund and his or her rights in the Master Fund will be established and governed by the Second Amended and Restated Limited Partnership Agreement of the Master Fund, dated February 23, 2004 (as amended from time to time, the "Partnership Agreement"), which is included as an exhibit to this Registration Statement. A Partner and its advisers should carefully review the Partnership Agreement, as each Partner will agree to be bound by its terms and conditions. The following is a summary description of certain provisions of the Partnership Agreement. The description of such provisions is not definitive and is qualified in its entirety by reference to the Partnership Agreement. Reference should be made to the complete text of the Partnership Agreement.

The security purchased by a Partner is a limited partnership interest (an "Interest") in the Master Fund. All Interests shall be fully paid and non-assessable. Partners shall have no preemptive or other rights to subscribe for any additional Interests.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund ("General Partner"). The General Partner has initially appointed a board of directors ("Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business. In no event shall any Partner, in his or her capacity as such, have any role in the management of the Master Fund's affairs. The Partners shall have power to vote only: (i) for the election of directors; (ii) with respect to any amendment of the Partnership Agreement, to the extent and as provided therein; and (iii) with respect to such additional matters relating to the Master Fund as may be required by the Partnership Agreement, applicable law or any registration of the Master Fund with the SEC or any state, or as the Board may consider necessary or desirable. With respect to any matter, the Partners shall vote in proportion to their capital account balances as of the record date applicable to the consideration of such matter. There shall be no cumulative voting in the election of directors. The Partners may vote in person or by proxy. Unless the Board in its sole discretion determines otherwise, only matters set forth in the notice of a meeting may be voted on by Partners at a meeting. From time to time, the Board may seek to obtain voting instructions from Partners, in which case the Board will establish such procedures and protocols as it deems to be appropriate under the circumstances.

The Partnership Agreement provides that on any matter submitted to a vote of all Partners, all Partners entitled to vote shall vote together. There normally will be no meetings of Partners for the purpose of electing members of the Board except that, in accordance with the 1940 Act: (i) the Master Fund will hold a Partners' meeting for the election of members of the Board at such time as less than a majority of the members of the Board holding office have been elected by Partners of the Master Fund; and (ii) if, as a result of filling a vacancy on the Board, less than two-thirds of the members of the Board holding office will have been elected by the Partners, that vacancy may be filled only by a vote of the Partners.

The Board (or its designated agent) may admit Partners to the Master Fund from time to time upon the execution by a prospective investor of an appropriate signature page to the Partnership Agreement or upon the completion and execution, and the acceptance of the same by the Board (or its designated agent), of a subscription agreement in a form established by the Fund from time to time. The Board (or its designated agent) has the right to refuse to accept investments in the Master Fund for any or no reason. Interests will be issued only in a transaction or transactions not requiring registration under the Securities Act.

The Master Fund may be dissolved (i) by written determination of the Board to dissolve the Master Fund; (ii) upon the entry of a decree of judicial dissolution under Section 17-802 of the Delaware Revised Uniform Limited Partnership Act, 6 De1.C. Section 18-101, et seq. (as amended from time to time, the "Delaware Act"); or (iii) upon the withdrawal of the General Partner, unless (a) at such time there remains at least one general partner who elects to continue the business of the Master Fund, (b) the Board, by majority vote, elects to continue the business of the Master Fund and appoints, effective as of the date of the withdrawal of The Endowment Fund GP, L.P. as General Partner, one or more additional general partners, or (c) within 90 days after the withdrawal, Partners whose capital account balances represent in the aggregate at least a majority of the total balance of all capital accounts entitled to vote, elect to continue the business of the Master Fund and appoint, effective as of the date of the General Partner's withdrawal, one or more additional general partners.

Any Partner may, in connection with the dissolution and liquidation of such Partner, tender to the Master Fund for redemption all of such Partner's Interest. In the event of such a tender for redemption, the Master Fund, subject always to the terms of the Partnership Agreement and the Master Fund's ability to liquidate sufficient Master Fund investments in an orderly fashion determined by the directors to be fair and reasonable to the Master Fund and all of the Partners, shall pay to such redeeming Partner within 90 days the proceeds of such redemption, provided that such proceeds may be paid in cash, by means of in-kind distribution of Master Fund investments, or as a combination of cash and in-kind distribution of Master Fund investments.

The Board may, without the vote of the Partners, (i) cause the Master Fund to convert to a corporation, statutory trust or association, a real estate investment trust, a common-law trust, a general partnership (including a limited liability partnership) or a limited liability company, organized, formed or created under the laws of the State of Delaware, as permitted pursuant to Section 17-219 of the Delaware Act and (ii) in connection with any such conversion, cause any outstanding Interests to be exchanged or converted into securities of or interests in the business form into which the Master Fund is converted under or pursuant to any state or federal statute to the extent permitted by law.

No Partner (or other person holding an Interest or a portion of an Interest acquired from a Partner) will have the right to require the Master Fund to redeem its Interest or any portion thereof. No public market exists for the Interests, and none is expected to develop. Consequently, Partners may not be able to liquidate their investment other than as a result of repurchases of Interests by the Master Fund, as described below.

The Board, from time to time and in its sole discretion, may determine to cause the Master Fund to offer to repurchase Interests from Partners, including the Adviser and/or the General Partner, pursuant to written tenders by Partners. The Adviser anticipates that it will recommend to the Board to cause the Master Fund to conduct repurchase offers on a quarterly basis in order to permit the Fund to conduct repurchase offers for Interests. However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer. The Master Fund will make repurchase offers, if any, to all Partners, on the same terms, which may affect the size of the Master Fund's repurchase offers. A Partner may determine, however, not to participate in a particular repurchase offer or may determine to participate to a limited degree, which will affect the liquidity of the investment of any investor in the Partner.

ITEM 10.2     LONG-TERM DEBT.

 Not applicable.

ITEM 10.3.     GENERAL.

 Not applicable.

ITEM 10.4.     TAXES.

Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Certain Tax Considerations" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 10.5.     OUTSTANDING SECURITIES.
(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant or for its Own Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3), as of February 1, 2004
Limited Partnership Interests	Unlimited	N/A	$146,000,000

ITEM 10.6.    SECURITIES RATINGS.

Not applicable.

ITEM 11.    DEFAULTS AND ARREARS ON SENIOR SECURITIES.

Not applicable.

ITEM 12.    LEGAL PROCEEDINGS.

Not Applicable.

ITEM 13.    TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION ("SAI").

Not applicable.

 ITEM 14.    COVER PAGE OF SAI.

 Not applicable.

ITEM 15. TABLE OF CONTENTS OF SAI.

Not applicable.

ITEM 16. GENERAL INFORMATION AND HISTORY.

Not applicable.

ITEM 17.    INVESTMENT OBJECTIVES AND POLICIES.

Information in response to this item is incorporated by reference from the sections entitled "Investment Objective and Strategies" and "Management of the Fund" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 18.     MANAGEMENT.

Information in response to this item is incorporated by reference from the sections entitled "Management of the Fund" and "Codes of Ethics" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 19.     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

The Feeder Fund intends to invest substantially all of its investable assets in the Master Fund and may become a 5% holder of the Master Fund's Interests. As of March 1, 2004, the directors and officers of the Master Fund collectively owned less than one percent of the Master Fund's Interests by value. As of March 1, 2004, the following Partners owned 5% or more of the Master Fund's outstanding Interests by value:

                        Name                                                                 Address                      Percentage of Ownership

                        The Endowment (Offshore) Fund, Ltd.             (1)                                           24%(2)

                        The Endowment (Domestic) Fund, L.P.            (1)                                           76%(2)

                        The Endowment (Exempt) Fund I, L.P.             (1)                                           16%(3) (indirectly)

                        The Endowment (Exempt) Fund II, L.P.            (1)                                           8%(3) (indirectly)

                        (1)     Same as for Master Fund.

                        (2)     Record owner. Invests substantially all of its investable assets in the Master Fund.

                         (3)     Invests substantially all of its investable assets in The Endowment (Offshore) Fund, Ltd.

To the extent that any investor is the beneficial owner of more than 25% of the outstanding securities of the Master Fund, such investor may be deemed to be a "control person" of the Master Fund for purposes of the 1940 Act.

ITEM 20.     INVESTMENT ADVISORY AND OTHER SERVICES.

Information on the investment advisory and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled "Management of the Fund," "Investment Management Fee," "Fund Expenses," "Administration," "Custodian" and "Accountants and Legal Counsel" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 21.       BROKERAGE ALLOCATION AND OTHER PRACTICES.

A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the section entitled "Portfolio Transactions" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 22.     TAX STATUS.

Information on the tax status of the Master Fund is incorporated by reference from the section entitled "Certain Tax Considerations" in the Feeder Fund's Memorandum included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 23.     FINANCIAL STATEMENTS.

The Master Fund's financial statements are provided on the following pages.

FINANCIAL STATEMENTS

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Financial Statements

December 31, 2003

(With Independent Auditors' Report Thereon)

Independent Auditors' Report

The Partners
The Endowment Master Fund, L.P.:

We have audited the accompanying statement of assets, liabilities, and partners' capital of The Endowment Master Fund, L.P. (the Partnership), including the schedule of investments as of December 31, 2003, and the related statements of operations, partners' capital, and cash flows for the period April 1, 2003 (inception) through December 31, 2003. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian or, for investments in limited partnerships and limited liability companies, obtaining supporting statements from the investee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Endowment Master Fund, L.P. as of December 31, 2003, and the results of its operations and its cash flows for the period April 1, 2003 (inception) through December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Houston, Texas
March 5, 2004

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Statement of Assets, Liabilities, and Partners' Capital
December 31, 2003
Assets
Investments, at estimated fair value (cost $95,494,457)	$109,219,834
Cash and cash equivalents	9,098,971
Pre-paid contribution to investment funds	6,750,000
Interest and dividends receivable	40,369
Total assets	$125,109,174
Liabilities and Partners' Capital
Managed account fees payable	$11,698
Redemption payable	352,872
Administration fees payable	17,222
Professional fees	57,000
Accounts payable and accrued expenses	57,935
Subscriptions received in advance	15,350,000
Total liabilities	15,846,727
Partners' capital	109,262,447
Total liabilities and partners' capital	$125,109,174
See accompanying notes to financial statements.

	THE ENDOWMENT MASTER FUND, L.P.
	Schedule of Investments
	December 31, 2003
					% of
				Fair	Partners'
			Cost	Value	Capital

Limited Partnerships and Limited Liability Companies
United States
Domestic Equity
Contrarian Distressed Equity		$		$3,501,401
Copper Arch Partners				2,115,825
Durus Partners				1,869,122
Everglades Partners, LP				1,511,832
Falcon Fund				2,619,139
Leaf Partners, LP				2,945,266
Raptor Fund				2,308,332
Sci-Tech Partners, LP				2,077,229
International Equity
Bamboo Japan				1,570,382
Explorador Fund				1,061,455
Opportunistic Equity
AQR - Absolute Return				4,098,819
Global Undervalued Securities-Kleinheinz				2,156,098
GMO Mean Reversion				2,086,667
Maverick				3,200,125
Traxis				2,036,526
Absolute Return
Courage Special Situations				2,328,241
Harbert Convertible Arbitrage Fund				1,084,744
Q Investments				3,586,074
Silverback				3,175,634
Real Estate
Clarion CRA Hedge Fund				2,334,581
Nicholas Applegate-Torrey Pines				3,702,322
Wells Street Partners				1,008,218
Natural Resources
Ospraie				3,254,078
Private Equity
Crosslink Capital				2,065,288
Enhanced Fixed Income
Black Diamond Capital Partners I, LP				3,181,489
Contrarian Capital I, LP				3,146,265
Harbert Distressed				2,526,770
Post High Yield				2,691,096
Total United States				69,243,018

Cayman
International Equity
Boyer Allan Pacific Fund				4,054,598
Sloane Robinson - Emerging				4,007,264
Sloane Robinson - International				2,283,828
Sloane Robinson - Japan				1,863,908
Absolute Return
Overseas Cap Partners Inc.				3,130,303
Total Cayman				15,339,901

Mauritius
International Equity
Boyer Allan India Fund				437,510
Total Mauritius				437,510

Total Limited Partnerships and
Limited Liability Companies			74,197,412	85,020,429	77.81%

Registered Investment Companies	Shares
United States
Equity Fund
Driehaus Emerging Markets Growth Fund	54,118			1,098,052
GMO Emerging Markets	223,256			3,338,154
Nicholas Applegate U.S. Mini Cap Growth Fund	80,802			1,117,487
Tocqueville Gold Fund	114,379			4,184,008
Debt Fund
GMO - Emerging Country Debt Fund	202,442			2,487,602
GMO - Global Bond Fund	239,888			2,391,450
Total United States				14,616,753
Total Registered Investment Companies			12,422,465	14,616,753	13.38%

Closed End Funds:
United States
Financial
Aberdeen Asia-Pacific Income Fund	16,400			104,140
Blackrock Broad Investment Grade	11,500			182,850
Blackrock Income Opportunity Trust	40,200			445,014
Ishares Trust	3,200			353,824
MFS Government Markets Income Trust	27,800			188,484
Morgan Stanley Emerging Markets Debt	7,400			72,298
Morgan Stanley Government Income Trust	43,700			394,611
New America High Income Fund	126,300			272,808
Oppenheimer Multi-Sector Income Trust	19,100			164,642
Putnam Premier Income Trust	8,100			53,379
Total United States				2,232,050
Total Closed End Funds			2,188,607	2,232,050	2.04%
Common Stocks:
United States
Consumer
Hilton Hotels Corp	3,800			65,094
Energy
Anadarko Petroleum Corp	1,500			76,515
Apache Corp	1,000			81,100
Baker Hughes Inc.	1,400			45,024
BJ Services Corp	2,000			71,800
Brigham Exploration Co	10,000			80,290
Tom Brown Inc	2,000			64,500
Burlington Resources Inc	1,100			60,918
Carrizo Oil & Gas Inc	9,000			64,809
Cimarex Energy Co	2,000			53,380
Devon Energy Corp	13,000			74,438
Dril-Quip Inc	2,400			39,120
Energy Partners Ltd	4,500			62,550
ENSCO International Inc	1,500			40,755
EOG Resources Inc	1,300			60,021
FMC Technologies Inc	2,000			46,600
Forest Oil Corp	2,200			62,854
Grant Prideco Inc	3,600			46,872
Grey Wolf Inc	10,000			37,400
Hydril	3,200			76,832
Murphy Oil Corp	1,000			65,310
National-Oilwell Inc	2,200			49,192
Newfield Exploration Co	1,400			62,356
Noble Energy Inc	1,500			66,645
Oil States International Inc	3,000			41,820
Patterson-UTI Energy Inc	2,000			65,860
Pioneer Natural Resources Co	2,500			79,825
Pride International Inc	2,500			46,600
Rowan Cos Inc	1,800			41,706
Smith International Inc	1,400			58,128
St. Mary Land & Exploration Co	2,000			57,000
Swift Energy Co	4,000			67,400
Unocal Corp	1,500			55,245
Vintage Petroleum Inc	5,000			60,150
Westport Resources Corp	2,500			74,650
XTO Energy Inc	3,000			84,900
Total United States				2,187,659

Canada
Energy
Canadian Natural Resources Ltd	1,200			60,528
EnCana Corp	1,400			55,216
Precision Drilling Corp	1,000			43,680
Total Canada				159,424
Cayman
Energy
GlobalSantaFe Corp	2,000			49,660
Noble Corp	1,200			42,936
Transocean Inc	2,000			48,020
Total Cayman				140,616
Bermuda
Energy
Nabors Industries Ltd	1,600			66,400
Weatherford International Ltd	1,600			57,600
Total Bermuda				124,000

Total Common Stocks			2,255,169	2,611,699	2.39%

Real Estate Investment Trusts	Units
United States
Financial
American Financial Realty Trust	8,400			143,220
Camden Property Trust	2,500			110,750
Cedar Shopping Centers Inc	4,600			57,132
Crescent Real Estate EQT Co	6,800			116,484
Eastgroup Properties	3,000			97,140
First Industrial Realty Trust	2,100			70,875
First Potomac Realty Trust	3,500			65,590
General Growth Properties Inc	5,700			158,175
Heritage Property Investment Trust	2,100			59,745
Hersha Hospitality Trust	6,200			62,620
Highland Hospitality Corp	4,000			43,600
Host Marriott Corp	13,400			165,088
iStar Financial Inc	3,100			120,590
Lexington Corporate Properties Trust	4,400			88,836
One Liberty Properties Inc	3,700			73,815
Pennsylvania Real Estate Investment Trust	3,900			141,570
Prologis	4,500			144,405
Ramco-Gershenson Properties	3,500			99,050
Regency Centers Corp	300			11,955
The Mills Corp	2,000			88,000
The Rouse Co	2,500			117,500
Total United States				2,036,140

Canada
Financial
Boardwalk Equities Inc				76,065
Total Canada				76,065

Total Real Estate Investment Trusts			1,783,958	2,112,205	1.93%

Fixed Income	Par value
United States
Treasuries
United States Treasury Bonds 5.250% 02/15/29	175,000			176,531
United States Treasury Notes 3.375% 01/15/07	125,000			158,092
United States Treasury Notes Tips 1.875% 07/15/13	125,000			125,008
Agencies
Federal Home Loan Mtg 5% 11/1/17	33,282			33,924
Federal Home Loan Mtg 5% 2/1/18	131,366			133,899
Federal Home Loan Mtg 5.5% 2/1/18	38,866			40,320
Federal Home Loan Mtg 5.5% 2/1/33	87,638			88,704
Federal Home Loan Mtg 5.5% 3/1/14	91,309			94,942
Federal Home Loan Mtg 5.5% 6/1/33	22,927			23,206
FNMA 5.5% 4/1/33	167,325			169,567
FNMA 6% 3/1/33	259,964			268,724
FNMA 7% 2/1/33	53,234			56,347
FNMA Gtd Pass Thru Pool 5.5% 7/1/33	46,844			47,470
FNMA Gtd Pass Thru Pool 6% 4/1/33	54,656			56,496
FNMA Pass Thru Pool 6% 11/1/28	91,536			94,789
GNMA 6% 4/15/33	40,490			42,117
GNMA 6.5% 8/15/29	53,963			56,893
GNMA Pass Thru Pool 6% 7/15/28	102,706			106,833
GNMA Pass Thru Pool 6.5% 4/15/31	9,837			10,372
New Valley Generation II 5.572% Series 2001 5/1/20	50,000			47,965
Mortgage Securities:
CSFB Mortgage Backed Pass Thru 7% 5/25/32	135,000			136,181
Drexel Burnham Lambert CMO Tr Series V CL 1 Prin Only	55,680			50,111
Residential Accredit Loans, Inc 2003-QS7 Class M2 4/25/33	99,237			99,581
Residential Asset SEC Trust Ser 1999-A5 Class B2 7/28/29	94,142			94,029
Asset Backed Securities:
American Business Financial Services 6.68% 7/15/33	100,000			105,391
Diversified REIT Trust Series 1999-1A Class D 3/18/09	100,000			98,875
Green Tree Financial Corp 7.6% 6/15/25	100,000			103,893
Corporates:
Consumer
General Motors Acceptance Corp 6.125% 01/22/08	50,000			53,063
Technology
Electronic Data Systems Corp NT 7.125% 10/15/09	50,000			53,375
Total United States				2,626,698
Total Fixed Income			2,646,846	2,626,698	2.41%
Total Investments				$109,219,834
Other Assets, less Liabilities				42,613	0.04%
Partners' Capital				$109,262,447	100.00%

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Statement of Operations
Period April 1, 2003 (inception) through December 31, 2003
Investment income:
Interest income	$88,291
Dividend income (net of foreign tax of $58,008)	126,997
Total investment income	215,288
Expenses:
Managed account fees	37,358
Professional fees	57,000
Administration fees	81,240
Organization costs	176,947
Other expenses	1,260
Total expenses	353,805
Net investment loss	(138,517)
Net realized and unrealized gain on investments:
Net realized gain	660,889
Net unrealized gain	13,725,377
Net increase in partners' capital resulting from operations	$14,247,749
See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Statement of Changes in Partners' Capital
Period April 1, 2003 (inception) through December 31, 2003
	The	The
	Endowment	Endowment
	(Domestic)	(Offshore)
	Fund, L.P.	Fund, Ltd.	Total
Contributions	$72,787,717	22,226,981	95,014,698
Net increase in partners' capital resulting
from operations:
Net investment loss	(58,537)	(79,980)	(138,517)
Net realized gain	490,765	170,124	660,889
Net unrealized gain	10,048,995	3,676,382	13,725,377
Net increase in partners' capital
resulting from operations	10,481,223	3,766,526	14,247,749
Partners' capital at December 31, 2003	$83,268,940	25,993,507	109,262,447
See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.
(A Limited Partnership)
Statement of Cash Flows
Period April 1, 2003 (inception) through December 31, 2003
Cash flows from operating activities:
Net increase in partners' capital resulting from operations	$14,247,749
Adjustments to reconcile net increase in partners' capital resulting from operations to net cash used in operating activities:
Purchases of investments	(102,525,510)
Proceeds from disposition of investments	7,691,942
Net realized gain	(660,889)
Net unrealized gain	(13,725,377)
Increase in interest and dividends receivable	(40,369)
Increase in redemption payable	352,872
Increase in prepaid contributions to investment funds	(6,750,000)
Increase in subscriptions received in advance	15,350,000
Increase in managed account fees payable	11,698
Increase in administration fees payable	17,222
Increase in professional fees payable	57,000
Increase in accounts payable and accrued expenses	57,935
Net cash used in operating activities	(85,915,727)
Cash flow from financing activities:
Contributions from partners	95,014,698
Net cash provided by financing activities	95,014,698
Net increase in cash and cash equivalents	9,098,971
Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at end of period	$9,098,971
See accompanying notes to financial statements.

Financial Highlights
Master
Item 4 #13

Adjustments:
Reversed monthly amort for org costs and expensed entire amount at inception
Reclassed Durus realized gain in July of $176,914 to unrealized
Accrued for 2003 Domestic and Offshore (Exempt I&II) mgt fees incurred but not paid
Citco shows mgt fees as a reduction of capital, had to show as an expense for the total return calculation, otherwise the direct hit to partners capital increases cumulative return

Returns without management fees					Payment of	Equity for			Net Investment
Start	End	Beginning Equity	Additions	Withdrawals	Mgt fees	Income allocation	Amort Exp	Mgt fees	Income	Realized G/L	Unrealized G/L	Ending Equity	Mthly rtn	Cum rtn
4/1/2003	4/30/2003	0	40,308,355	0	0	40,308,355	(173,998)		(4,524)	(626)	1,294,766	41,423,973	2.77%	2.77%
5/1/2003	5/31/2003	41,423,973	2,664,860	0	0	44,088,833	2,949		3,185	(313)	1,866,848	45,961,502	4.25%	7.13%
6/1/2003	6/30/2003	45,961,502	4,264,930	0	0	50,226,432	2,949	(165,833)	(5,991)	24,331	1,121,888	51,203,776	1.95%	9.22%
7/1/2003	7/31/2003	51,203,776	11,875,860	0	0	63,079,636	2,949		5,339	19,253	(198,468)	62,908,710	-0.27%	8.92%
8/1/2003	8/31/2003	62,908,710	3,749,860	0	0	66,658,570	2,949		4,890	18,017	1,487,212	68,171,638	2.27%	11.39%
9/1/2003	9/30/2003	68,171,638	5,974,860	0	0	74,146,498	2,949	(238,266)	3,933	17,654	1,529,012	75,461,782	1.77%	13.37%
10/1/2003	10/31/2003	75,461,782	9,177,354	0	0	84,639,135	2,949		349	454,631	2,239,396	87,336,460	3.19%	16.98%
11/1/2003	11/30/2003	87,336,460	15,340,220	0	0	102,676,680	2,949		(9,333)	41,623	1,339,620	104,051,540	1.34%	18.55%
12/1/2003	12/31/2003	104,051,540	4,225,460	(1,810,091)	0	106,466,909	2,949	(352,872)	76,857	23,501	3,045,101	109,262,445	2.63%	21.66%
Total			97,581,758.70	(1,810,091.48)	-		(150,404.95)	(756,970.69)	74,705.95	598,071.19	13,725,376.59

			Reported by Citco		(756,971)			-	74,706	774,985	13,548,463	109,765,722
			Amort of org costs		756,971			(352,872)	(150,405)			(503,277)
			Reclass of Durus							(176,914)	176,914	-
					-			(352,872)	(75,699)	598,071	13,725,377	109,262,445

Financial Highlights
Master
Item 4 #15

Total expenses per the income statement
		Total expenses	Net invt income
Month End	Ending NAV	per I/S	per I/S
4/30/2003	41,423,973
5/31/2003	45,961,502
6/30/2003	51,203,776
7/31/2003	62,908,710
8/31/2003	68,171,638
9/30/2003	75,461,782
10/31/2003	87,336,460
11/30/2003	104,051,540
12/31/2003	109,262,445	353,805	(138,517)
Average NAV	71,753,536

Expenses/Average Net Assets		0.49%

Net income/Average Net Assets			-0.19%

Financial Highlights
Master
Item 4 #17

	Value of	Sales of securities
Month	Investments	for the year
4/1/2003
4/30/2003	40,237,079
5/31/2003	46,109,228
6/30/2003	54,097,660
7/31/2003	63,432,811
8/31/2003	68,035,378
9/30/2003	75,621,093
10/31/2003	86,210,586
11/30/2003	103,650,543
12/31/2003	109,219,834	7,691,942
Average	64,661,421
Portfolio turnover		11.90%

The Endowment Master Fund, L.P.
(A Limited Partnership)

Notes to Financial Statements
December 31, 2003

(1) Organization

The Endowment Master Fund, L.P. is a limited partnership organized under the laws of the State of Delaware. The Partnership began operations in April 2003.

The Partnership's investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Partnership will pursue its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies (collectively, Investment Funds), registered investment companies and direct investments in marketable securities and other derivative instruments. The Investment Funds are managed by a select group of investment managers identified by the General Partner, as hereinafter defined, to have investments that in the aggregate are allocated broadly across markets, asset classes, and risk profiles.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Partnership (General Partner). The General Partner is responsible for providing investment advice regarding the selection of investments and the responsibility for the day-to-day management of the Partnership. The Partnership's General Partner has overall responsibility to manage and control the business affairs of the Partnership, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Partnership's business.

The General Partner is owned by MWY Consulting, LLC (MWY), a limited liability company controlled by Mark W. Yusko, Salient Endowment Enterprises, LLC (SEE), a limited liability company controlled by Messrs. Andrew B. Linbeck, Jeremy L. Radcliffe and A. Haag Sherman, and John A. Blaisdell, J. Matthew Newtown, John E. Price and Adam L. Thomas (individually). Sanders Morris Harris Group, Inc. (Sanders Morris) holds a profits interest in the General Partner. Such profits interest terminates on May 10, 2004, after which date Sanders Morris has an option to acquire a minority ownership interest in the General Partner exercisable by June 30, 2004. Such individuals, together with Sanders Morris, MWY and SEE, are collectively referred to herein as the "Principals." Messrs. Blaisdell, Linbeck, Sherman, and Yusko are also members of the Investment Committee of the Adviser, as hereinafter defined.

(2) Summary of Significant Accounting Policies and Practices

(a) Basis of Accounting

The accompanying financial statements have been presented on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

(b) Cash Equivalents

The Partnership considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) Investment Securities Transactions

The Partnership records security transactions on a trade-date basis.

Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (FIFO) method.

Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

(d) Valuation of Investments

The estimated fair value of the Partnership will be determined by or at the direction of the General Partner as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below.

The valuation of the Partnership's investments is ordinarily calculated by Citco Fund Services, Ltd. (or an affiliate thereof), the Partnership's independent administrator (the Independent Administrator) in consultation with the General Partner.

Investments are valued as follows:

  Investment Funds - Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Partnership's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Partnership's investments in Investment Funds are carried at estimated fair value as determined by the Partnership's pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements.

  Securities listed on a securities exchange - In general, the Partnership values listed securities at their last sales price as of the last business day of the applicable period. If no sales occurred on that date, the securities are valued at the mean between the "bid" and "asked" prices at the close of trading on that date.

  Securities listed on over-the-counter exchanges - Securities listed on over-the-counter exchanges are valued at the last reported sales price on the date of determination if available through the facilities of a recognized interdealer quotation system (such as securities in the NASDAQ National Market List). If the last reported sales price is not available, the securities are valued at the 'bid' price if held long or the 'asked' price if held short.

  Options - Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing 'bid' and 'asked' prices for such options on the date of determination.

  Other - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the General Partner will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the General Partner.

(e) Interest and Dividend Income

Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

(f) Partnership Expenses

The Partnership bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Partnership's net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the General Partner. Ongoing offering costs are charged to the partners' capital accounts as incurred.

(g) Income Taxes

The Partnership is not subject to federal, state, or local income taxes because such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Partnership's financial statements.

(h) Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(3) Partners' Capital Accounts

Generally, initial and additional applications for interests (Interests) by eligible investors may be accepted as of the first day of each month based on the Partnership's estimated fair value. The Partnership reserves the right to reject any applications for Interests in the Partnership. The $15,350,000 in subscriptions received in advance as of December 31, 2003 represents subscriptions for Partnership Interests received prior to the January 2004 closing.

The Partnership from time to time may repurchase outstanding Interests based on the Partnership's estimated fair value pursuant to written tenders from partners at least one year after investment. Partners must provide the General Partner with at least ninety (90) days notice before the applicable repurchase date. If the entire Interest of a partner is repurchased, the partners will receive an initial payment equal to 90% of the estimated value of the Interest and the balance due will be determined and paid promptly after completion of the year end audit of the Partnership. A partner's Interest in the Partnership can only be transferred or assigned with the written consent of the General Partner, which may be withheld in its sole and absolute discretion.

Net profits or net losses of the Partnership for each fiscal period are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners' respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Partnership, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period, before giving effect to any repurchases by the Partnership of Interests or portions of Interests.

(4) Investments in Portfolio Securities

At December 31, 2003, the Partnership had investments in Investment Funds, registered investment companies and in marketable securities in separately managed accounts. The $6,750,000 in pre-paid contribution to Investment Funds as of December 31, 2003 represents funding of a portion of the January 2004 investment in such funds. None of the underlying investments were with related parties. The agreements related to investments in Investment Funds or separately managed accounts provide for compensation to the Investment Funds' managers/general partners or advisors in the form of management fees ranging from 0.25% to 2.0% annually of net assets. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging from 12% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions usually in the form of redemption fees for a period of up to three years.

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of portfolio securities were $102,525,510 and $7,691,942, respectively.

The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Partnership from its investments. The allocated taxable income is reported to the Partnership by its investments on Schedules K-1 or 1099's. As of December 31, 2003, the cost of investments was $95,494,457. Accordingly, net unrealized appreciation on investments was $13,725,377.

(5) Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Partnership invests trade various derivative securities and other financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, futures contracts and options on futures, credit default, use of leverage and total return equity swap contracts. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Partnership.

(6) Due from Brokers

The Partnership conducts business with various brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Partnership is subject to credit risk to the extent any broker with whom the Partnership conducts business is unable to deliver cash balances or securities, or clear security transactions on the Partnership's behalf. The Partnership monitors the financial condition of the brokers with which the Partnership conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(7) Related Party Transactions

Management Fees

The Partnership's limited partnership agreement (the Partnership Agreement) provides for annual management fees payable to the General Partner equal to between 0.75% and 2.0% of each partner's capital account balance (depending on the size of the capital account), payable quarterly in arrears. The management fees paid to the General Partner are incurred at the feeder fund level. Cash in the Partnership is used to pay for the fees, which results in a commensurate adjustment to the feeder funds' partners' capital account in the Partnership. During 2003, management fees incurred at the feeder fund level totaled $756,971.

Administration Agreement

In consideration for administrative services, the Partnership will pay the Independent Administrator a monthly administration fee (the Administration Fee) based on the month end net assets of the Partnership. The Administration Fee will equal 0.12% (on an annualized basis) of the Partnership's month end net assets for the first $100 million of net assets, and 0.08% (on an annualized basis) of the Partnership's month end net assets for that portion of the Partnership's net assets that exceeds $100 million. In addition, on a monthly basis, the Partnership pays an annual fee of $7,500 for each separately managed account (up to four separately managed accounts), and $15,000 for each additional separately managed account. The assets in such separately managed accounts are not charged the asset-based fee, but are included in the total net assets of the Partnership for the purposes of determining whether the $100 million breakpoint is reached. The Independent Administrator charges the Partnership a minimum annual fee of $36,000. As of December 31, 2003, the Partnership had $109,262,447 in net assets and three separately managed accounts. The Administration Fee will be paid to the Independent Administrator out of the Partnership's assets, which will decrease the net profits or increase the net losses of the Partnership because the fee will be partially and indirectly borne by the investors in the Partnership. The total Administration Fee incurred in 2003 was $81,240.

Organizational Expenses

The Partnership's organizational expenses (Organizational Expenses), which are separate from and in addition to those fees previously discussed, will be expensed as incurred. The Partnership's organizational expenses were $176,947.

Placement Agents

The Partnership may engage one or more placement agents (each, a Placement Agent) to solicit investments in the Partnership. As of December 31, 2003, Sanders Morris Harris, Inc., a wholly owned subsidiary of Sanders Morris Harris Group, Inc., and its affiliates have been engaged to serve as placement agents for the Partnership. Sanders Morris Harris Group, Inc. owns a profits interest in the General Partner and also a right to acquire a limited partnership interest in the General Partner. An employee of an affiliate of the Partnership has entered into an agreement to serve as a placement agent on behalf of the Partnership. Investments of the Partnership are not subject to any placement fee.

(8) Indebtedness of the Partnership

Pursuant to the Partnership Agreement, the Partnership may borrow up to, but not more than, 10% of its net asset value (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments in Investment Funds, funding redemptions and for other working capital and general Partnership purposes. As of December 31, 2003 there were no amounts outstanding under such borrowing arrangements. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products. However, such borrowings are not recourse to the Partnership and the Partnership's risk of loss is limited to its investment in such Investment Funds. Accordingly, borrowings in underlying Investment Funds, to the extent not recourse directly to the Partnership, are not used for the purpose of determining the Partnership's limitation on leverage.

(9) Financial Highlights

Financial highlights for the period April 1, 2003 (commencement of operations) through December 31, 2003 are summarized as follows:

None of the above calculations have been annualized.

1 Ratios are calculated by dividing by average partners' capital measured at the end of each month.

2 Calculated as geometrically linked monthly returns for each month in the 9-month period ended December 31, 2003. Monthly returns are calculated as net increase (decrease) in partners' capital (net assets) resulting from operations for the month divided by opening partners' capital (net assets) for the month. Opening partners' capital (net assets) represents the balance of partners' capital (net assets) at the beginning of the month, after taking into account contributions, allocations, and distributions.

Total return is not necessarily indicative of the Partnership's performance as a whole. Additionally, an investor's return (and operating ratios) may vary from those reflected based on different management fee arrangements and the timing of capital transactions.

(10) Subsequent Event

In March 2004, the Partnership expects to file for registration (the Registration) under the Investment Company Act of 1940, as amended (the 1940 Act), as a nondiversified, closed-end management investment company. Simultaneous therewith, a feeder fund will also be registered under the 1940 Act as a nondiversified, closed-end management investment company (the Registered Fund). Certain provisions of the Partnership Agreement had to be amended to conform to the Registered Fund. Amending the Partnership Agreement requires the consent of a majority of the limited partners in each of the feeder funds; such consent was obtained on February 23, 2004.

Delegation of General Partner's Powers to the Board of Directors

The 1940 Act requires that the General Partner have a board of directors (the Board), a majority of which must be independent of the General Partner and its management. The Partnership Agreement was amended to provide for the delegation of many of the General Partner's powers and duties to the Board including establishing the procedures relating to valuation of Partnership securities. The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P., a Delaware limited partnership (the Adviser), to manage the Partnership's portfolio. Under the investment advisory agreement (the Advisory Agreement), the Adviser will serve as the investment adviser of the Partnership responsible for establishing an investment committee (the Investment Committee) who will be responsible for developing, implementing, and supervising the Partnership's investment program subject to the ultimate supervision of and subject to any policies established by the Board of the General Partner. Under the Advisory Agreement, the Adviser will provide certain investment management and other services for an annual fee equal to 1% of each partner's capital account balance, payable quarterly in arrears. The Adviser is owned by the Principals in the same proportion as the General Partner.

Amendment of Limited Partnership Agreement

The Partnership Agreement was amended to provide that certain types of amendments will require, in addition to the consent of a majority of the Interests in the Partnership, the approval by a majority of the Board, including a majority of the independent directors.

Fees and Expenses

The Partnership provides for a 1% advisory fee to be charged to the Partnership and the Partnership's other limited partners (i.e., other feeder funds) by the Adviser. In addition, the Partnership will charge a servicing fee, which is determined based on the feeder fund through which the partner invests and the dollar amount of the limited partner's investment in the Partnership. The advisory fee, plus the servicing fee will replace the management fee previously charged by the Partnership at the feeder fund level. The total amount of the fee being charged investors will not change for investors who were partners in the Partnership (through the feeder funds) prior to the Registration.

Redemption Provisions

The Partnership's redemption mechanics will become a discretionary tender offer process. The Adviser intends to recommend that the Board should cause the Partnership to conduct tender offers on a quarterly basis, but it cannot guarantee that the Board will do so. However, the Partnership may, upon the written request of an affirmative vote of its partners who own Interests representing 10% or more of the capital invested in the Partnership, be dissolved in the event that such partners do not have at least 75% of their Interests repurchased by the Partnership (whether in a single repurchase offer or multiple consecutive offers) within two quarterly repurchase periods after submitting appropriate written request to have their Interests repurchased.

Custody of Assets

Provisions relating to the custody of Partnership assets will be revised for purposes of compliance with the 1940 Act.

Investment Categories

Certain asset allocation ranges are being modified and a new investment class has been added. The upper limit of the allocation range for the International Equity class has been increased from 25% to 30%. A new asset class entitled "Commodities/Gold" with an asset allocation range of 0% to 15% was added. Investment authority was expanded to allow the Partnership to invest in managed futures and other derivatives for the purpose of gaining particular exposure to an asset class (e.g., S&P 500 futures to increase domestic large capitalization equity exposure), for hedging purposes or for such other purpose as determined by the Board or its designee.

PART C:
OTHER INFORMATION

The Endowment Master Fund, L.P. (the "Fund")

Item 24 Financial Statements and Exhibits
(1)	Financial Statements:

                      Included in Part A: None

                      Included in Part B: The following financial statements are included in Part B of this Registration
                      Statement:

(i)     Statement of Assets and Liabilities, dated December 31, 2003;

(ii)    Schedule of Investments, dated December 31, 2003;

(iii)    Statement of Operations, dated December 31, 2003;

(iv)   Statement of Changes in Partners' Capital, dated December 31, 2003;

(v)  Statement of Cash Flows, dated December 31, 2003; and

(vi)   Notes to Statement of Assets, Liabilities, and partners' capital, dated December 31, 2003.

(2) Exhibits
(a)(1)	Second Amended and Restated Limited Partnership Agreement of the Fund (filed herewith)
(a)(2)	Certificate of Limited Partnership Domestication of the Fund (filed herewith)
(a)(3)	Certificate of Limited Partnership of the Fund (filed herewith)
(a)(4)	Certificate of Correction to Certificate of Limited Partnership (filed herewith)
(b)	Not applicable
(c)	Not applicable
(d)	Refer to Exhibit (a)(1)
(e)	Not applicable
(f)	Not applicable
(g)(1)	Form of Investment Management Agreement between the Fund, The Endowment Registered Fund, L.P. and Endowment Advisers, L. P. (filed herewith)
(g)(2)	Form of Subadvisory Agreement between the Fund, The Endowment Registered Fund, L.P. and Tanglewood Asset Management, LLC (filed herewith)
(g)(3)	Form of Subadvisory Agreement between the Fund, The Endowment Registered Fund, L.P. and Willingham Asset Management, Inc. (filed herewith)
(h)	Not applicable
(i)	Not applicable
(j)	Form of Custodian Agreement between the Fund and Custodial Trust Company (filed herewith)
(k)	Form of Administration Agreement between the Fund, The Endowment Registered Fund, L.P. and CITCO (filed herewith)
(l)	Not applicable.
(m)	Not applicable
(n)	Not applicable
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)(1)	Form of Rule 17j-1 Code of Ethics of the Fund and its investment adviser Endowment Advisers, L.P. (filed herewith)
(r)(2)	Form of Rule 17j-1 Code of Ethics of Tanglewood Asset Management, LLC (filed herewith)
(r)(3)	Form of Rule 17j-1 Code of Ethics of Willingham Asset Management, Inc. (filed herewith)

Item 25. Marketing Arrangements

Not applicable.

Item 26. Other Expenses of Issuance and Distribution of Securities Being Registered

Not Applicable

Item 27. Persons Controlled by or Under Common Control With Registrant

Not Applicable.

Item 28. Number of Holders of Securities

Record holders of limited partnership interests: 3

Item 29. Indemnification

Section 3.10 of the Registrant's Second Amended and Restated Limited Partnership Agreement states as follows:

(a)

To the fullest extent permitted by law, the Partnership will, subject to Section 3.10(c) of this Agreement, indemnify each General Partner and Adviser (including for this purpose each officer, director, member, Partner, principal, employee or agent of, or any Person who controls, is controlled by or is under common control with, a General Partner or Adviser or Partner of a General Partner or Adviser, and their executors, heirs, assigns, successors or other legal representatives) and each Director (and his executors, heirs, assigns, successors or other legal representatives) (each such Person being referred to as an "indemnitee") against all losses, claims, damages, liabilities, costs and expenses arising by reason of being or having been a General Partner, Adviser or Director of the Partnership, or the past or present performance of services to the Partnership by the indemnitee, except to the extent that the loss, claim, damage, liability, cost or expense has been finally determined in a judicial decision on the merits from which no further right to appeal may be taken in any such action, suit, investigation or other proceeding to have been incurred or suffered by the indemnitee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee's office. These losses, claims, damages, liabilities, costs and expenses include, but are not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and counsel fees and expenses incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitral, administrative or legislative body, in which the indemnitee may be or may have been involved as a party or otherwise, or with which such indemnitee may be or may have been threatened, while in office or thereafter. The rights of indemnification provided under this Section 3.10 are not to be construed so as to provide for indemnification of an indemnitee for any liability (including liability under U.S. Federal securities laws which, under certain circumstances, impose liability even on Persons that act in good faith) to the extent (but only to the extent) that indemnification would be in violation of applicable law, but will be construed so as to effectuate the applicable provisions of this Section 3.10.

(b)

Expenses, including counsel fees and expenses, incurred by any indemnitee (but excluding amounts paid in satisfaction of judgments, in compromise, or as fines or penalties) may be paid from time to time by the Partnership in advance of the final disposition of any action, suit, investigation or other proceeding upon receipt of an undertaking by or on behalf of the indemnitee to repay to the Partnership amounts paid if a determination is made that indemnification of the expenses is not authorized under Section 3.10(a) of this Agreement, so long as (1) the indemnitee provides security for the undertaking, (2) the Partnership is insured by or on behalf of the indemnitee against losses arising by reason of the indemnitee's failure to fulfill his, her or its undertaking, or (3) a majority of the Independent Directors (excluding any Director who is either seeking advancement of expenses under this Agreement or is or has been a party to any other action, suit, investigation or other proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for advancement of expenses under this Agreement) or independent legal counsel in a written opinion determines, based on a review of readily available facts (as opposed to a full trial-type inquiry), that reason exists to believe that the indemnitee ultimately will be entitled to indemnification.

(c)

As to the disposition of any action, suit, investigation or other proceeding (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication or a decision on the merits by a court, or by any other body before which the proceeding has been brought, that an indemnitee is liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee's office, indemnification will be provided in accordance with Section 3.10(a) of this Agreement if (1) approved as in the best interests of the Partnership by a majority of the Independent Directors (excluding any Director who is either seeking indemnification under this Agreement or is or has been a party to any other action, suit, investigation or proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for indemnification under this Agreement) upon a determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that the indemnitee acted in good faith and in the reasonable belief that the actions were in the best interests of the Partnership and that the indemnitee is not liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee's office, or (2) the Directors secure a written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry), to the effect that indemnification would not protect the indemnitee against any liability to the Partnership or its Partners to which the indemnitee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee's office.

(d)

Any indemnification or advancement of expenses made in accordance with this Section 3.10 will not prevent the recovery from any indemnitee of any amount if the indemnitee subsequently is determined in a final judicial decision on the merits in any action, suit, investigation or proceeding involving the liability or expense that gave rise to the indemnification or advancement of expenses to be liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee's office. In any suit brought by an indemnitee to enforce a right to indemnification under this Section 3.10, it will be a defense that the indemnitee has not met the applicable standard of conduct described in this Section 3.10. In any suit in the name of the Partnership to recover any indemnification or advancement of expenses made in accordance with this Section 3.10, the Partnership will be entitled to recover the expenses upon a final adjudication from which no further right of appeal may be taken. In any suit brought to enforce a right to indemnification or to recover any indemnification or advancement of expenses made in accordance with this Section 3.10, the burden of proving that the indemnitee is not entitled to be indemnified, or to any indemnification or advancement of expenses, under this Section 3.10 will be on the Partnership (or any Partner acting derivatively or otherwise on behalf of the Partnership or its Partners).

(e)

An indemnitee may not satisfy any right of indemnification or advancement of expenses granted in this Section 3.10 or to which he, she or it may otherwise be entitled except out of the assets of the Partnership, and no Partner will be personally liable with respect to any such claim for indemnification or advancement of expenses.

(f)

The rights of indemnification provided in this Section 3.10 will not be exclusive of or affect any other rights to which any Person may be entitled by contract or otherwise under law. Nothing contained in this Section 3.10 will affect the power of the Partnership to purchase and maintain liability insurance on behalf of any General Partner, any Director, the Adviser or other Person.

(g)	The General Partner may enter into agreements indemnifying Persons providing services to the Partnership to the same, lesser or greater extent as set out in this Section 3.10.

Section 14 of the form of Investment Management Agreement between the Fund and Endowment Advisers, L.P. states as follows:

(a)      Each Fund will indemnify the Adviser and any Adviser Affiliate, and each of their partners, members, directors, officers, and employees and any of their affiliated persons, executors, heirs, assigns, successors, or other legal representatives (each an "Indemnified Person") against any and all costs, losses, claims, damages, or liabilities, joint or several, including, without limitation, reasonable attorneys' fees and disbursements, resulting in any way from the performance or non-performance of any Indemnified Person's duties in respect of the Fund, except those resulting from the willful misfeasance, bad faith or gross negligence of an Indemnified Person or the Indemnified Person's reckless disregard of such duties and, in the case of criminal proceedings, unless such Indemnified Person had reasonable cause to believe its actions unlawful (collectively, "disabling conduct"). Indemnification shall be made following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Indemnified Person was not liable by reason of disabling conduct; or (ii) a reasonable determination that the Indemnified Person is entitled to indemnification hereunder, provided that such determination is based upon a review of the facts and reached by (A) the vote of a majority of the Fund's Directors who are not parties to the proceeding or (B) legal counsel selected by a vote of a majority of the Fund's Board, further provided that such counsel's determination be written and provided to the Board. A Fund shall advance to an Indemnified Person reasonable attorneys' fees and other costs and expenses incurred with respect to the Fund in connection with defense of any action or proceeding arising out of such performance or non-performance. The Adviser agrees, and each other Indemnified Person will be required to agree as a condition to any such advance from a Fund, that if one of the foregoing parties receives any such advance, the party will reimburse the Fund for such fees, costs, and expenses to the extent that it shall be determined that the party was not entitled to indemnification under this paragraph. The rights of indemnification provided hereunder shall not be exclusive of or affect any other rights to which any person may be entitled by contract or otherwise under law.

(b)       Notwithstanding any of the foregoing, the provisions of this section 14 shall not be construed so as to relieve the Indemnified Person of, or provide indemnification with respect to, any liability (including liability under federal securities laws, which, under certain circumstances, impose liability even on persons who act in good faith) to the extent (but only to the extent) that such liability may not be waived, limited, or modified under applicable law or that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the provisions of this paragraph to the fullest extent permitted by law.  The provisions of this paragraph shall survive the termination or cancellation of this Agreement.

Item 30. Business and Other Connections of Investment Adviser

Information as to the directors and officers of the Endowment Advisers, L.P., the Registrant's investment adviser ("Adviser"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-62618) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 31. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant, (2) the Registrant's Investment Adviser and Servicing Agent, (3) the Registrant's Custodian, and (4) the Registrant's Independent Administrator.  The address of each is as follows:

1.

 The Endowment Master Fund, L.P. 4265 San Felipe, Suite 900 Houston, TX  77024

2.

 Endowment Advisers, L.P. 4265 San Felipe, Suite 900 Houston, TX  77024

3.

 Custodial Trust Company 101 Carnegie Center Princeton, NJ  08540-6231

4.

 Citco Fund Services (Cayman Islands) Limited Corporate Center, West Bay Road P.O. Box 31106 SMB, Grand Cayman, Cayman Islands

Item 32. Management Services

 Not applicable.

Item 33. Undertakings

 Not Applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston in the state of Texas on the 9th day of March, 2004.
                                                            THE ENDOWMENT MASTER FUND, L.P.

By: /s/ A. Haag Sherman

 Name: A. Haag Sherman
Title: Director and Co-Principal Executive Officer

THE ENDOWMENT MASTER FUND, L.P.

EXHIBIT INDEX

EXHIBIT
NUMBER

(a)(1)

Limited Partnership Agreement

(a)(2)

Certificate of Limited Partnership Domestication

(a)(3)

Certificate of Limited Partnership

(a)(4)
Certificate of Correction to Certificate of Limited Partnership

(g)(1)

Form of Investment Management Agreement between Endowment Advisers, L.P., The Endowment Registered Fund, L.P. and the Registrant

(g)(2)

Form of Subadvisory Agreement between Tanglewood Asset Management, LLC, The Endowment Registered Fund, L.P. and the Registrant (filed herewith)

(g)(3)

Form of Subadvisory Agreement between Willingham Asset Management, Inc., The Endowment Registered Fund, L.P. and the Registrant (filed herewith)

(j)

Form of Custodian Agreement between Custodial Trust Company and the Registrant

(k)

Form of Administrative Services Agreement between Citco Fund Services (Cayman Islands) Limited, The Endowment Master Fund, L.P. and the Registrant

(r)(1)

Form of Rule 17j-1 Code of Ethics of the Registrant and its investment adviser, Endowment Advisers, L.P.

(r)(2)

Form of Rule 17j-1 Code of Ethics of Tanglewood Asset Management, LLC

(r)(3)

Form of Rule 17j-1 Code of Ethics of Willingham Asset Management, Inc.